Loss per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		12 Months Ended
		Jun. 30, 2026 GBP (£) £ / shares item shares	Jun. 30, 2025 GBP (£) £ / shares shares	Jun. 30, 2024 GBP (£) £ / shares shares
Earnings/(loss) per share
Loss for the year | £		£ (42,954)	£ (33,023)	£ (113,159)
Basic loss per share | £ / shares		£ (0.2491)	£ (0.1932)	£ (0.6844)
Diluted loss per share | £ / shares	[1]	£ (0.2491)	£ (0.1932)	£ (0.6844)
Number of categories of dilutive potential ordinary shares | item		1
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		172,433	170,931	165,345
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share	[2]	172,433	170,931	165,345
Class A ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		57,768	57,225	56,091
Class B ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		116,348	115,389	110,937
Treasury shares
Earnings/(loss) per share
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share		1,683	1,683	1,683

[1]	For the years ended 30 June 2026, 2025 and 2024, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.
[2]	The increase in Class A and Class B ordinary shares in 2026 and 2025 is a result of the transaction agreement with INEOS. See Note 22 for further detail